Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (392,966)	$ (276,429)	$ (1,116,791)	$ (400,518)	$ (559,623)	$ (150,773)	$ (613,816)
Other comprehensive (loss) income:
Change in temporary impairment of auction rate securities, net of tax	1,092	(186)	1,659	(226)	(251)	(617)	276
Pension adjustment, net of tax	0	(1,786)	0	(1,562)	(1,562)	(1,396)	(4,791)
Reclassification adjustment on settlement of pension plan, net of tax	0	9,938	0	9,938	9,938	1,522	0
Currency translation adjustment	(1,642)	(2,383)	(4,192)	(246)	1,461	9,800	(1,784)
Other comprehensive (loss) income	(550)	5,583	(2,533)	7,904	9,586	9,309	(6,299)
Comprehensive loss	$ (393,516)	$ (270,846)	$ (1,119,324)	$ (392,614)	$ (550,037)	$ (141,464)	$ (620,115)